                                           Supplement to Prospectus dated November 18, 2002
                                                    Supplement dated April 1, 2003

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-766-4530.

                                            A. GUARANTEED RETURN OPTION (GRO) SM PROMOTION

The  following is added after the second  sentence in the section of the  Prospectus  entitled  "Guaranteed  Return  Option  (GRO)SM" -
"Charges under the Program".

"In certain states, the charge is deducted in arrears on an annual basis on each anniversary of the Issue Date of the Annuity."

The following provision is inserted in the section of the Prospectus  entitled  "Guaranteed Return Option (GRO)SM" - "Charges under the
Program".

Owners who purchase the Annuity between April 1, 2003 and September 30, 2003 (the  "Promotional  Period") will not be charged the 0.25%
annual fee for the Guarantee Return Option program if elected at any time while their Annuity is in effect.

|X|      American  Skandia will not charge the 0.25%  annual fee for the entire  period that the program  remains in effect,  including any  extension  of the  program's  maturity  date  resulting  from the Owner's  election to restart the 7-year  program  duration, regardless of when the Owner elects to participate in the Guarantee Return Option program.
|X|      Owners who complete the initial 7-year  program  duration OR terminate the program  before the program's  maturity date,  will not be charged the 0.25% annual fee for  participating  in the program if they re-elect the Guarantee  Return Option  program at a later date.
|X|      To qualify for the waiver of the 0.25% annual fee,  American  Skandia must receive an  application  for the Annuity during the
     Promotional Period, which meets all of our requirements.
|X|      All other terms and  conditions  of the Annuity and the Guarantee  Return  Option  program apply to Owners who qualify for the waiver of the 0.25% annual fee.
|X|      Owners who purchase  the Annuity  after the  completion  of the  Promotional  Period will not qualify for the 0.25% annual fee waiver.

                                    B. SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

                               APPENDIX E - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

GLOSSARY OF TERMS

Annuity  Date:  The date you choose for annuity  payments to  commence.  A maximum  Annuity  Date may apply.  The Annuity  Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

MVA: A market value  adjustment used in the  determination of Account Value of each Fixed Allocation on any day other than the Maturity
Date of such Fixed Allocation and thirty days prior thereto.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity.  Some  charges are  assessed  against your Annuity  while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Annual Maintenance Fee, Transfer Fee, the Tax Charge and any charge for optional benefits.  The charge that is assessed against the variable  investment  options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the  Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the underlying  mutual funds. In certain  states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------- -------------------------------------------------------------------------- -------------------------------
        FEE/EXPENSE                             Amount Deducted/Description Of Charge                            When Deducted
----------------------------- -------------------------------------------------------------------------- -------------------------------
----------------------------- -------- --------- -------- -------- --------- -------- -------- --------- -------------------------------
                              Yr. 1     Yr. 2     Yr. 3    Yr. 4    Yr. 5     Yr. 6    Yr. 7    Yr. 8+
Contingent Deferred Sales                                                                                      Upon Surrender or
Charge                                                                                                         Partial Withdrawal

----------------------------- -------- --------- -------- -------- --------- -------- -------- --------- -------------------------------
----------------------------- -------- --------- -------- -------- --------- -------- -------- --------- -------------------------------
                               7.0%      6.0%     5.0%     4.0%      3.0%     2.0%     2.0%      0.0%
----------------------------- -------- --------- -------- -------- --------- -------- -------- --------- -------------------------------
----------------------------- -------------------------------------------------------------------------- -------------------------------
                                 The charge is a percentage of each applicable Purchase Payment. The period is measured from the Issue Date of the Annuity.
----------------------------- -------------------------------------------------------------------------- -------------------------------
----------------------------- -------------------------------------------------------------------------- -------------------------------
Annual Maintenance Fee                          Smaller of $30 or 2% of Account Value                      Annually on the Annuity's
                                      (Only applicable if Account Value is less than $100,000)              anniversary date or upon
                                                                                                                   surrender
----------------------------- -------------------------------------------------------------------------- -------------------------------
-----------------------------
Transfer Fee                                                   $10.00                                     After the 20th transfer each
                                                                                                                  Annuity Year
----------------------------- -------------------------------------------------------------------------- -------------------------------
----------------------------- -------------------------------------------------------------------------- -------------------------------
Tax Charge                           Depends on the requirements of the applicable jurisdiction                     Various

----------------------------- -------------------------------------------------------------------------- -------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ------------------------------------------------------------------------ -------------------------------
Insurance Charge                                                 0.65%

Distribution Charge                      0.60% in Annuity Years 1-7; 0.00% in Annuity Years 8+                       Daily

Total  Annual  Charges  of the   1.25% per year of the value of each Sub-account in Annuity Years 1-7         Applies to Variable
Sub-accounts                      0.65% per year of the value of each Sub-account in Annuity Years 8+       Investment Options only
------------------------------- ------------------------------------------------------------------------ -------------------------------

FEES AND CHARGES

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a  Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of  calculating  the CDSC, we consider the year following the Issue Date of your Annuity as Year
1.  The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity.  The CDSC percentages are shown below.

           --------------------- ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------

           YEARS                     1           2           3          4           5           6          7           8+
           --------------------- ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------
           --------------------- ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------

           CHARGE (%)               7.0%        6.0%       5.0%        4.0%        3.0%       2.0%        1.0%        0.0%
           --------------------- ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------

The CDSC period is based on the Issue Date of the Annuity,  not on the date each Purchase  Payment is applied to the Annuity.  Purchase
Payments  applied to the Annuity  after the Issue Date do not have their own CDSC  period.  During the first  seven (7) Annuity  Years, under certain  circumstances  you can withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free
Withdrawal."  After seven (7) complete  Annuity  Years,  you can  surrender  your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being  withdrawn.  Free  Withdrawals  are not treated as a withdrawal of Purchase  Payments for purposes of  calculating  the CDSC on a subsequent  withdrawal or surrender.  Withdrawals  of amounts  greater than the maximum Free  Withdrawal amount are treated as a  withdrawal  of Purchase  Payments and will be assessed a CDSC during  Annuity  Years 1 through 7. For purposes of  calculating  the CDSC on a surrender  or a partial  withdrawal,  the Purchase  Payments  being  withdrawn  may be greater than your remaining  Account  Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of  surrender.  Currently,  the Annual  Maintenance  Fee is only  deducted  if your  Account  Value is less than  $100,000  on the anniversary  of the Issue Date or at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax  Charges:  Currently,  the State of New York does not impose such a tax.  However,  we reserve the right to deduct this charge from contracts if the State of New York  imposes this type of tax in the future.  We may assess a charge  against the  Sub-accounts  and the
Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?
Distribution  Charge:  We  deduct  a  Distribution  Charge  daily  against  the  average  assets  allocated  to the  Sub-accounts.  The
Distribution  Charge is equal to 0.60% on an annual  basis in  Annuity  Years 1 through  7.  After the end of the first  seven  Annuity
Years,  the 0.60% charge for  distribution  will no longer be assessed.  The  Distribution  Charge is intended to  compensate  us for a portion of our acquisition  expenses under the Annuity,  including  promotion and distribution of the Annuity.  The Distribution Charge is deducted against your Annuity's  Account Value and any increases or decreases in your Account Value based on market  fluctuations of the  Sub-accounts.  A portion of the proceeds that American Skandia receives from the Distribution  Charge may include amounts based on market appreciation of the Sub-account values.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?
Owner,  Annuitant and Beneficiary  Designations:  For contracts issued in the State of New York, the designation of contingent Owner is not allowed.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
The following condition has been removed:
                                 -------
|X|      A new Annuitant subsequent to the Annuity Date if the annuity option selected includes a life contingency.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts  you may exercise your right to return the Annuity  within 10 days of receipt of the Annuity.  The amount to be refunded for New York  contracts is the Account  Value as of the date we receive  your request to cancel the Annuity.  Notice  received by mail is  effective  as of the date of the  postmark.  If the Annuity is returned to the agent,  the  effective  date is the date the
Annuity is received by the agent.

MANAGING YOUR ACCOUNT VALUE

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York  contracts  we require a minimum  amount of $500 in each  Sub-account  you  allocate  Account  Value to at the time of any allocation  or transfer.  For New York  contracts,  a specific  authorization  form MUST be  completed  which  authorizes  us to accept transfers via phone or through means such as electronic mail.

Guaranteed Return Option (GRO)SM
This benefit is not available to residents of the State of New York.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                         [(1+I) / (1+J)]N/365

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
We will notify you of the Guarantee  Periods  available as of the date of such notice, at least 45 days and not more than 60 days prior to the Maturity  Date.  No MVA applies to any amounts  allocated to a particular  Fixed  Allocation  if you withdraw all or part of the
Account  Value in such Fixed  Allocation  within 30 days of maturity.  If you are age 55 or older you may invest in a Fixed  Allocation with a Guarantee Period of five years or less.

ACCESS TO ACCOUNT VALUE

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-7 without a CDSC being  applied.  We call  this the  "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you  choose to surrender your Annuity.  Amounts  withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Years 1-7
The  maximum  Free  Withdrawal  amount  during  each of  Annuity  Years 1 through  7 (when a CDSC  would  otherwise  apply to a partial withdrawal or surrender of your initial  Purchase  Payments) is 10% of all Purchase  Payments.  The 10% Free  Withdrawal  amount is not cumulative.  Withdrawals of amounts  greater than the maximum Free Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC during  Annuity Years 1 through 7. If, during  Annuity Years 1 through 7, all Purchase  Payments  withdrawn are subject to a CDSC,  then any  subsequent  withdrawals  will be withdrawn  from any gain in the  Annuity.  If you do not make a Free
Withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

Annuity Years 8+
After Annuity Year 7, you can surrender your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being withdrawn.

NOTE:  Amounts  that you have  withdrawn  as a Free  Withdrawal  will not reduce  the amount of any CDSC that we deduct if,  during the first seven (7) Annuity Years, you make a partial withdrawal or choose to surrender the Annuity.

Examples
1.       Assume  you make an  initial  Purchase  Payment  of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first seven Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial  Purchase  Payment of $10,000 and make an additional  Purchase Payment of $5,000 in Annuity Year 5.
     The maximum Free Withdrawal  amount during Annuity Years 6 and 7 would be 10% of $15,000,  or $1,500.  Beginning in Annuity Year 8
     and thereafter,  you can surrender your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being withdrawn.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free  Withdrawal  of $500 in Annuity  Year 5 and $1,000 in
     Annuity Year 6. If you surrender your Annuity in Annuity Year 7, the CDSC will be assessed  against the initial  Purchase  Payment amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts  that were  withdrawn  under the Free  Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the first seven (7) Annuity Years.  Whether a CDSC applies and the amount to be charged depends on whether the Partial  Withdrawal  exceeds any Free Withdrawal  amount and, if so, the number of years that have elapsed since the Issue Date of the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you  requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);
2.       If the amount  requested  exceeds the  available  Free  Withdrawal  amount,  we  determine if a CDSC will apply to the Partial
     Withdrawal  based on the number of years that have  elapsed  since the Annuity was issued.  The  maximum  Free  Withdrawal  amount during each of Annuity Years 1 through 7 is 10% of all Purchase  Payments.  Withdrawals  of amounts  greater than the maximum Free
     Withdrawal  amount are treated as a  withdrawal  of Purchase  Payments and will be assessed a CDSC.  If,  during  Annuity  Years 1 through 7, all Purchase Payments are withdrawn subject to a CDSC, then any subsequent  withdrawals will be withdrawn from any gain in the Annuity.

3.       If the amount  requested  exceeds the amounts  available under Item #2 above, we withdraw the remaining  amount from any other
     Account Value.
|X|      If the Annuity has been in effect for less than seven  complete  years,  a CDSC will be charged on the amount of the  Purchase
         Payment being withdrawn, according to the CDSC table.
|X|      If the Annuity has been in effect for more than seven complete years, no CDSC will be charged on the amount being withdrawn.

For  purposes of  calculating  the CDSC on a partial  withdrawal,  the  Purchase  Payments  being  withdrawn  may be greater  than your remaining  Account  Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the fifteenth  day of a calendar  month and may not be less than one year after the Issue Date of the Annuity.  However,  for New York  contracts,  if the  contract's  accumulated  value,  at the time of  annuitization,  is less than
$2,000,  or would  provide  an income,  the  initial  amount of which is less than $20 per month,  in lieu of  commencing  the  annuity payments, we reserve the right to cancel the Annuity and pay you the total of the Account Value.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
This benefit is not available to residents of the State of New York.

DEATH BENEFIT

Optional Death Benefits

The Enhanced Beneficiary Protection Optional Death Benefit is not offered to residents of the State of New York.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

This benefit is not available to residents of the State of New York.

TAX CONSIDERATIONS

HOW ARE DISTRIBUTIONS FROM TAX-QUALIFIED RETIREMENT PLANS TAXED?

Minimum  Distributions after age 70 1/2: For New York contracts the Minimum Distribution  provision is only available for annuities issued under Section 403(b) of the IRS Code or for IRA's where Minimum  Distributions  are required.  Minimum  Distributions are not available for any other contracts.

STATEMENT OF ADDITIONAL INFORMATION

Modification:  In addition to obtaining  prior  approval  from the insurance  department of our state of domicile  before making such a combination, substitution, deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Deferral of  Transactions:  If we defer a  distribution  or transfer from any Fixed  Allocation  or any fixed annuity  payment for more than 10 days,  we pay  interest  using our then  current  crediting  rate for this  purpose,  which is not less than 3% per year on the amount deferred.

Misstatement of Age or Sex:
If there has been a  misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum  death  benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments by us will be remedied on the next  payment  following  correction;  (b) any  overpayments  by us will be charged  against  future  amounts  payable by us under your
Annuity;  and (c) as to any annuity  payments,  we shall  credit or charge  interest  using our then  current  crediting  rate for this purpose,  which is not less  than 3% and not  greater  than 6%  interest  per year,  calculated  from the date of any  underpayment  or overpayment to the date actual payment is made.

How We Calculate the Market Value Adjustment
--------------------------------------------

The formula is:

                                                         [(1+I) / (1+J)]N/365

ASAP III -PROS- SUPP. (04/01/2003)                                                                                        ASAP3PROS
                                                                                                                       AS3NYSUP0403